Goodwill and Other Intangible Assets - Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 939		$ 940
Accumulated Amortization	(654)		(590)
Net Carrying Amount	285		350	$ 636
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	148		148	2,514
Total intangible assets other than goodwill	433	$ 417	498	$ 3,150
Trademarks
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	126		126
Gaming rights
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	$ 22		22
Customer relationships
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	4 years 6 months
Gross Carrying Amount	$ 893		894
Accumulated Amortization	(630)		(568)
Net Carrying Amount	$ 263		326
Contract rights
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	8 years
Gross Carrying Amount	$ 3		3
Accumulated Amortization	(1)		(1)
Net Carrying Amount	$ 2		2
Gaming rights
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	7 years 6 months
Gross Carrying Amount	$ 43		43
Accumulated Amortization	(23)		(21)
Net Carrying Amount	$ 20		$ 22